Trade and Other Receivables and Prepayments, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables and prepayments, net [Line Items]
Trade receivables from contracts with customers			$ 297
Credit play, as a percentage of total table games play	15.30%	15.40%	16.40%
Gross casino receivables, after provision for doubtful accounts	$ 442	$ 298
Commissions payable and front money deposits	191	148
Net casino receivables, after provision of doubtful accounts	$ 251	$ 150
Concentration of credit risk, as a percentage of casino receivables	33.30%	45.20%
Trade receivables	$ 367	$ 237
Trade receivables, before provision	461	348
Provision for expected credit losses	94	111
Provision for expected credit losses, net	9	0	$ 0
Expected credit losses individually assessed [member] | Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables, before provision	167
Financial assets past due but not impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	247	74
Financial assets impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables		136
Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses	94	111	$ 169
Provision for expected credit losses, net	7	1
Deferred rent [Member]
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses, net	$ 2	$ 3